Cover	Nov. 22, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2024
Entity File Number	001-41147
Entity Registrant Name	FRESH VINE WINE, INC.
Entity Central Index Key	0001880343
Entity Tax Identification Number	87-3905007
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	P.O. Box 78984
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28271
City Area Code	(855)
Local Phone Number	766-9463
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	VINE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable